INTANGIBLE ASSETS (Details) - ESG [Member] - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Subtotal	$ 3,270,568	$ 3,439,266	$ 3,732,550
Less: Accumulated amortization	217,685	193,582	133,402
Total	3,052,883	3,245,684	3,599,148
Land Use Right [Member]
Finite-Lived Intangible Assets [Line Items]
Subtotal	3,256,140	3,424,094	3,716,084
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Subtotal	7,535	7,923	8,599
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Subtotal	$ 6,893	$ 7,249	$ 7,867